Finance Lease Liability (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2020
Finance Lease Liability [Abstract]
Value of finance lease equipment		$ 98
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, Plant and Equipment, Net
Principal amount under lease agreement		$ 93
Implied interest rate		7.50%
Finance lease term	39 months	39 months